Significant Unobservable Inputs Used in Fair Value Measurement of Contingent Consideration and Lender Warrant (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Contingent Consideration FBM
Quantitative Information About Significant Unobservable Inputs [Line Items]
Fair Value	$ 330	$ 3,178	$ 9,573
Valuation Technique	Discounted cash flow
Significant Unobservable Input	Annualized revenue and probability of achievement
Contingent Consideration CS
Quantitative Information About Significant Unobservable Inputs [Line Items]
Fair Value	6,488
Valuation Technique	Discounted cash flow
Significant Unobservable Input	Annualized revenue and probability of achievement
Contingent consideration-BCI
Quantitative Information About Significant Unobservable Inputs [Line Items]
Fair Value	$ 11,772
Valuation Technique	Discounted cash flow
Significant Unobservable Input	Annualized revenue and probability of achievement